UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    MERRILL LYNCH INTERNATIONAL
Address: Merrill Lynch Financial Centre
         2 King Edward Street, London EC1A 1HQ


13F File Number: 028-07178


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alasdair Coutts-Britton
Title: Merrill Lynch International
Phone: 011 44207996 3565

Signature, Place and Date of Signing:


___________________________
/s/ Alasdair Coutts-Britton
2 King Edward Street, London
November 7, 2005

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
028-03554               MERRILL LYNCH AND CO., INC.